Acquisitions and Business Combinations - Summary of Preliminary Purchase Price Allocation (Parenthetical) (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Nov. 13, 2018 shares
Disclosure of detailed information about business combination [line items]
Business combination,shares issued | shares				7,605
Number of warrants issued | shares		42,186,503	42,186,503
Contingent consideration		$ 5,464	$ 5,464
Cannex Capital Holdings Inc [member]
Disclosure of detailed information about business combination [line items]
Business combination,shares issued | shares	340,400,000	190,482,146	190,482,146
Business combination,shares issue price | (per share)		$ 0.95	$ 1.25
Number of warrants issued | shares	3,413,418
Advances to related party	$ 12,497
Value of shares issued in acquisition		$ 181,110	$ 181,110
Cannex Capital Holdings Inc [member] | Fair value of GGP warrants [member]
Disclosure of detailed information about business combination [line items]
Number of warrants issued | shares	13,521,328
Fair value of warrants Issued	$ 5,779
Cannex Capital Holdings Inc [member] | Replacement warrants [member]
Disclosure of detailed information about business combination [line items]
Number of warrants issued | shares	25,251,757
Fair value of warrants Issued	$ 5,317
Cannex Capital Holdings Inc [member] | Replacement stock options [member]
Disclosure of detailed information about business combination [line items]
Number of options issued | shares	16,346,665
Fair value of options issued	$ 9,098
Fair value of options issued recognized	6,825
Fair value of options issued not yet recognized	2,273
Share-based compensation expense	$ 967
Om of Medicine LLC [member]
Disclosure of detailed information about business combination [line items]
Business combination,shares issued | shares		9,040	9,040
Contingent consideration		$ 3,750	$ 3,750
Payables issued for future taxes other expenses		1,058	1,058
Value of shares issued in acquisition		$ 4,400	$ 4,400
PHX Interactive LLC [member]
Disclosure of detailed information about business combination [line items]
Business combination,shares issued | shares		5,496	5,496
Value of shares issued in acquisition		$ 2,675	$ 2,675
Payables Issued For Vendors		$ 305	$ 305